Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Discontinued Operations [Text Block]

3. Discontinued Operations:

The Company’s discontinued operations relate to the operations of its dry bulk-related businesses, which formerly comprised the Company’s CBI and dry bulk segments. Following completion of the Spin-Off on May 6, 2025, the Company has no continuing involvement in the dry bulk-related businesses as of such date (Note 1).

The components of assets and liabilities of discontinued operations in the consolidated balance sheet as of December 31, 2024 consisted of the following:

December 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$47,754
Restricted cash	941
Margin deposits	45,221
Accounts receivable, net	39,646
Inventories	44,500
Due from related parties	7,014
Fair value of derivatives	197
Insurance claims receivable	2,842
Prepayments and other assets	49,795
Total current assets of discontinued operations	$237,910

FIXED ASSETS, NET:
Vessels and advances, net	$671,844
Fixed assets of discontinued operations	$671,844

NON-CURRENT ASSETS:
Accounts receivable, net, non-current	$1,610
Deferred charges, net	19,119
Due from related parties, non-current	1,050
Fair value of derivatives, non-current	147
Restricted cash, non-current	9,236
Operating leases, right-of-use assets	297,975
Total non-current assets of discontinued operations	$329,137

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$30,505
Accounts payable	41,477
Due to related parties	5,319
Operating lease liabilities, current portion	205,172
Accrued liabilities	11,213
Unearned revenue	22,911
Fair value of derivatives	14,465
Other current liabilities	3,905
Total current liabilities of discontinued operations	$334,967

NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	$305,724
Operating lease liabilities, non-current portion	87,424
Fair value of derivatives, non-current portion	5,174
Total non-current liabilities of discontinued operations	$398,322

The components of the income /(loss) from discontinued operations for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 to May 6, 2025 in the consolidated statements of income consisted of the following:

	Year ended December 31, 2023	Year ended December 31, 2024	Period from January 1, 2025 to May 6, 2025
REVENUES:
Voyage revenue	$663,117	$985,315	$239,719
Voyage revenue – related parties	-	210,087	87,683
Total voyage revenue	663,117	1,195,402	327,402
EXPENSES:
Voyage expenses	(263,366)	(345,289)	(107,383)
Charter-in hire expenses	(340,926)	(706,569)	(166,506)
Voyage expenses-related parties	(2,112)	(9,403)	(3,765)
Vessels’ operating expenses	(97,220)	(82,288)	(27,165)
General and administrative expenses	(5,992)	(8,788)	(8,950)
Management and agency fees-related parties	(28,774)	(30,640)	(10,760)
Amortization of dry-docking and special survey costs	(4,438)	(6,282)	(2,337)
Depreciation	(39,621)	(37,385)	(14,044)
Gain / (loss) on sale of vessels, net	(5,324)	3,788	(4,669)
Loss on vessel held for sale	(2,305)	-	(1,579)
Vessel impairment loss	(434)	-	(179)
Foreign exchange gains	431	11	219
Operating loss	(126,964)	(27,443)	(19,716)
OTHER INCOME / (EXPENSES):
Interest income	2,365	1,473	239
Interest and finance costs	(24,806)	(23,503)	(7,313)
Other, net	5,109	1,477	(47)
Gain /(loss) on derivative instruments, net	6,415	(43,013)	(710)
Total other expenses, net	(10,917)	(63,566)	(7,831)
Net loss from discontinued operations	$(137,881)	$(91,009)	$(27,547)